Organization and Business Operations (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 15, 2021	Nov. 15, 2021	Mar. 19, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Goss proceeds		$ 244,000,000
Purchase of Shares (in Shares)				127,570	63,785
Net loss						$ 79,540,000
Accumulated deficit						386,729,000
Cash and cash equivalents on hand						$ 21,626,000
Transaction cost		111,000,000
Risk term						2 years
Archimedes Tech Spac Partners Co [Member]
Organization and Business Operations (Details) [Line Items]
Total consideration		2,000,000,000
Price per share (in Dollars per share)	$ 10
Total gross proceeds		$ 111,000,000
Per share price (in Dollars per share)						$ 0.01
Warrants description						Each Public Unit consists of (i) one subunit (the “Public Subunit”), which consists of one share of common stock (the “Public Share”) and one-quarter of one redeemable warrant, and (ii) one-quarter of one redeemable warrant (collectively, the redeemable warrants included in the Public Units and Public Subunits, the “Public Warrants”); each whole Public Warrant will be exercisable to purchase one share of common stock at a price of $11.50 per share.
Transaction costs amounted						$ 4,849,810
Underwriting discount						2,400,000
Other offering costs						$ 2,449,810
Maturity term						185 days
Percentage of redemption						100.00%
Fair market value, percentage						80.00%
Maturity term of proposed public offering						18 months
Redemption of outstanding public, percentage						100.00%
Public per share (in Dollars per share)						$ 10
Working capital amount						$ 235,295
Payment of sponsor						25,000
Unsecured promissory note amount						125,000
Trust account amount						$ 235,295
Operating business terms term						12 months
Archimedes Tech Spac Partners Co [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock (in Shares)	12,000,000					390,000
Per share price (in Dollars per share)	$ 10					$ 10
Goss proceeds	$ 120,000,000					$ 3,900,000
Archimedes Tech Spac Partners Co [Member] | Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)			$ 10
Goss proceeds			$ 13,000,000
Purchase of additional units (in Shares)						1,800,000
Purchase of Shares (in Shares)			1,300,000
Transaction costs			$ 260,000
Sale of additional units (in Shares)			26,000
Net proceeds			$ 133,000,000
Class A Common Stock [Member] | Archimedes Tech Spac Partners Co [Member]
Organization and Business Operations (Details) [Line Items]
Purchase shares of common stock (in Shares)		11,100,000
Price per share (in Dollars per share)		$ 10
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Risk term						1 year
Business Combination [Member] | Archimedes Tech Spac Partners Co [Member]
Organization and Business Operations (Details) [Line Items]
Acquired business, percentage						50.00%
Business Combination [Member] | Archimedes Tech Spac Partners Co [Member]
Organization and Business Operations (Details) [Line Items]
Net tangible assets						$ 5,000,001
Business combination, description						A public stockholder will be entitled to receive funds from the Trust Account (including interest earned on his, her or its portion of the Trust Account to the extent not previously released to the Company) only in the event of (i) the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period, (ii) if that public stockholder converts such Public Subunits, or sells such Public Subunits to the Company in a tender offer, in connection with a Business Combination which the Company consummates or (iii) the Company seeks to amend any provisions of its amended and restated certificate of incorporation that would affect the public stockholders’ ability to convert or sell their Public Subunits to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of the Public Subunits if the Company does not complete a Business Combination within the Combination Period.
EarlyBirdCapital [Member] | Archimedes Tech Spac Partners Co [Member] | Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Goss proceeds			$ 260,000